Note 12 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Shares issuable under options - Beginning of period, number of options (in shares) | shares	1,396,750
Shares issuable under options - Beginning of period, weighted average exercise price (in dollars per share) | $ / shares	$ 34.41
Granted, number of options (in shares) | shares	430,500
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 66.39
Exercised, number of options (in shares) | shares	(194,100)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 18.96
Shares issuable under options - end of period, number of options (in shares) | shares	1,633,150
Shares issuable under options - end of period, weighted average exercise price (in dollars per share) | $ / shares	$ 44.68
Shares issuable under options - end of period, weighted average remaining contractual life (Year)	2 years 182 days
Shares issuable under options - end of period, aggregate instrinsic value | $	$ 38,889
Options exercisable - End of period, number of options (in shares) | shares	667,977
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 33.01
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 219 days
Options exercisable - End of period, aggregate instrinsic value | $	$ 23,693